BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Total Liabilities, current	$ 1,429,642	$ 1,097,593
Other current financial liabilities	339,441	307,136
Current lease liabilities	49,603	63,640
Trade and other current payables	731,456	626,504
Accounts payable to related companies	2,577	3,739
Other current provisions	337	386
Current tax liabilities	127,981	44,672
Current provisions for employee benefits	4,593	6,786
Other current non-financial liabilities	173,654	44,730
Total non-current liabilities	7,413,164	7,515,091
Other non-current financial liabilities	5,374,864	5,714,728
Financial Leases	113,701	148,115
Non-current payables	2,272	0
Other non-current provisions	29,549	30,450
Deferred tax liabilities	1,747,805	1,463,886	$ 1,360,187
Non-current provisions for employee benefits	67,967	74,609
Other non-current non-financial liabilities	77,006	83,303
Later than one year and not later than three years [member]
Statement [Line Items]
Total non-current liabilities	2,342,748	1,789,289
Other non-current financial liabilities	1,097,939	726,207
Bank Loans	227,008	473,233
Financial Leases	44,459	85,964
Other Loans	870,931	252,973
Non-current payables	2,272	0
Other non-current provisions	29,549	30,450
Deferred tax liabilities	1,067,067	840,171
Non-current provisions for employee benefits	67,951	74,336
Other non-current non-financial liabilities	33,511	32,161
Later than three years and not later than five years [member]
Statement [Line Items]
Total non-current liabilities	661,414	971,281
Other non-current financial liabilities	582,606	919,591
Bank Loans	325,244	335,247
Financial Leases	26,083	21,906
Other Loans	257,362	584,344
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	23,521	0
Non-current provisions for employee benefits	0	273
Other non-current non-financial liabilities	29,204	29,511
Not later than three months [member]
Statement [Line Items]
Total Liabilities, current	1,104,150	765,176
Other current financial liabilities	59,007	63,605
Bank Loans	29,658	30,774
Other Loans	29,349	32,831
Current lease liabilities	13,204	18,631
Trade and other current payables	725,188	585,428
Accounts payable to related companies	2,577	3,739
Other current provisions	337	384
Current tax liabilities	126,059	42,580
Current provisions for employee benefits	4,124	6,079
Other current non-financial liabilities	173,654	44,730
Later than three months and not later than one year [member]
Statement [Line Items]
Total Liabilities, current	325,492	332,417
Other current financial liabilities	280,434	243,531
Bank Loans	219,177	184,660
Other Loans	61,257	58,871
Current lease liabilities	36,399	45,009
Trade and other current payables	6,268	41,076
Accounts payable to related companies	0	0
Other current provisions	0	2
Current tax liabilities	1,922	2,092
Current provisions for employee benefits	469	707
Other current non-financial liabilities	0	0
Later than five years [member]
Statement [Line Items]
Total non-current liabilities	4,409,002	4,754,521
Other non-current financial liabilities	3,694,319	4,068,930
Bank Loans	190,869	250,346
Financial Leases	43,159	40,245
Other Loans	3,503,450	3,818,585
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	657,217	623,715
Non-current provisions for employee benefits	16	0
Other non-current non-financial liabilities	14,291	21,631
Total Maturity [Member]
Statement [Line Items]
Total Liabilities, current	1,429,642	1,097,593
Other current financial liabilities	339,441	307,136
Bank Loans	248,835	215,434
Other Loans	90,606	91,702
Current lease liabilities	49,603	63,640
Trade and other current payables	731,456	626,504
Accounts payable to related companies	2,577	3,739
Other current provisions	337	386
Current tax liabilities	127,981	44,672
Current provisions for employee benefits	4,593	6,786
Other current non-financial liabilities	173,654	44,730
Total non-current liabilities	7,413,164	7,515,091
Other non-current financial liabilities	5,374,864	5,714,728
Bank Loans	743,121	1,058,826
Financial Leases	113,701	148,115
Other Loans	4,631,743	4,655,902
Non-current payables	2,272	0
Other non-current provisions	29,549	30,450
Deferred tax liabilities	1,747,805	1,463,886
Non-current provisions for employee benefits	67,967	74,609
Other non-current non-financial liabilities	77,006	83,303
U.S Dollar [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	886,371	515,400
Bank Loans	93,408	349,685
Financial Leases	18,691	22,935
Other Loans	792,963	165,714
Deferred tax liabilities	1,007,289	764,998
Other non-current non-financial liabilities	0	29
U.S Dollar [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	180,000	706,525
Bank Loans	180,000	210,000
Financial Leases	13,708	15,787
Other Loans	0	496,525
Deferred tax liabilities	0	0
Other non-current non-financial liabilities	0	0
U.S Dollar [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	58,794	63,509
Bank Loans	29,578	30,678
Other Loans	29,216	32,831
Current lease liabilities	2,418	4,675
Trade and other current payables	284,625	153,856
Accounts payable to related companies	230	236
Other current provisions	337	384
Current tax liabilities	7,201	152
Other current non-financial liabilities	131,214	6,616
U.S Dollar [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	166,708	166,721
Bank Loans	151,666	151,306
Other Loans	15,042	15,415
Current lease liabilities	6,722	9,012
Trade and other current payables	65	4
Accounts payable to related companies	0	0
Other current provisions	0	2
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
U.S Dollar [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	2,850,972	2,848,201
Bank Loans	0	0
Financial Leases	37,506	35,413
Other Loans	2,850,972	2,848,202
Deferred tax liabilities	657,217	623,715
Other non-current non-financial liabilities	0	0
U.S Dollar [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	225,502	230,230
Bank Loans	181,244	181,984
Other Loans	44,258	48,246
Current lease liabilities	9,140	13,687
Trade and other current payables	284,690	153,860
Accounts payable to related companies	230	236
Other current provisions	337	386
Current tax liabilities	7,201	152
Other current non-financial liabilities	131,214	6,616
Other non-current financial liabilities	3,917,343	4,070,126
Bank Loans	273,408	559,685
Financial Leases	69,905	74,135
Other Loans	3,643,935	3,510,441
Deferred tax liabilities	1,664,506	1,388,713
Other non-current non-financial liabilities	0	29
Euros [Member]
Statement [Line Items]
Total Liabilities, current	85,376	44,763
Other current financial liabilities	66,707	32,697
Current lease liabilities	107	84
Trade and other current payables	10,834	11,924
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	7,655	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	73	58
Total non-current liabilities	442,992	498,714
Other non-current financial liabilities	442,833	498,484
Financial Leases	159	230
Non-current payables	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Euros [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	124,640	122,891
Bank Loans	124,640	122,891
Financial Leases	156	168
Euros [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	127,324	125,247
Bank Loans	127,324	125,247
Financial Leases	3	62
Euros [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	0
Bank Loans	0	0
Current lease liabilities	40	23
Trade and other current payables	10,824	11,924
Current tax liabilities	7,655	0
Other current non-financial liabilities	73	58
Euros [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	66,707	32,697
Bank Loans	66,707	32,697
Current lease liabilities	67	61
Trade and other current payables	10	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Euros [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	190,869	250,346
Bank Loans	190,869	250,346
Financial Leases	0	0
Euros [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	66,707	32,697
Bank Loans	66,707	32,697
Current lease liabilities	107	84
Trade and other current payables	10,834	11,924
Current tax liabilities	7,655	0
Other current non-financial liabilities	73	58
Other non-current financial liabilities	442,833	498,484
Bank Loans	442,833	498,484
Financial Leases	159	230
Brazilian Real [Member]
Statement [Line Items]
Total Liabilities, current	113,764	115,676
Other current financial liabilities	884	753
Current lease liabilities	4,208	3,292
Trade and other current payables	79,653	80,607
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	4,339	5,298
Current provisions for employee benefits	0	0
Other current non-financial liabilities	24,680	25,726
Total non-current liabilities	204,954	171,765
Other non-current financial liabilities	26,880	657
Financial Leases	17,694	14,833
Non-current payables	2,272
Other non-current provisions	3,489	4,238
Deferred tax liabilities	77,637	68,788
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	76,982	83,249
Brazilian Real [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	8,960	657
Bank Loans	8,960	657
Financial Leases	7,288	5,452
Non-current payables	2,272	0
Other non-current provisions	3,489	4,238
Deferred tax liabilities	54,116	68,788
Other non-current non-financial liabilities	33,487	32,107
Brazilian Real [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	17,920	0
Bank Loans	17,920	0
Financial Leases	7,688	4,842
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	23,521	0
Other non-current non-financial liabilities	29,204	29,511
Brazilian Real [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	80	96
Bank Loans	80	96
Current lease liabilities	1,111	823
Trade and other current payables	73,635	39,596
Current tax liabilities	2,529	5,298
Other current non-financial liabilities	24,680	25,726
Brazilian Real [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	804	657
Bank Loans	804	657
Current lease liabilities	3,097	2,469
Trade and other current payables	6,018	41,011
Current tax liabilities	1,810	0
Other current non-financial liabilities	0	0
Brazilian Real [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	0	0
Bank Loans	0	0
Financial Leases	2,718	4,539
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Other non-current non-financial liabilities	14,291	21,631
Brazilian Real [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	884	753
Bank Loans	884	753
Current lease liabilities	4,208	3,292
Trade and other current payables	79,653	80,607
Current tax liabilities	4,339	5,298
Other current non-financial liabilities	24,680	25,726
Other non-current financial liabilities	26,880	657
Bank Loans	26,880	657
Financial Leases	17,694	14,833
Non-current payables	2,272	0
Other non-current provisions	3,489	4,238
Deferred tax liabilities	77,637	68,788
Other non-current non-financial liabilities	76,982	83,249
Argentine Pesos [Member]
Statement [Line Items]
Total Liabilities, current	66,284	15,454
Other current financial liabilities	133	0
Current lease liabilities	0	0
Trade and other current payables	16,616	11,336
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	44,856	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	4,679	4,118
Total non-current liabilities	26,074	26,226
Other non-current financial liabilities	0	0
Financial Leases	0	0
Non-current payables	0
Other non-current provisions	26,060	26,212
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	14	14
Argentine Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current provisions	26,060	26,212
Other non-current non-financial liabilities	14	14
Argentine Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	133	0
Other Loans	133	0
Trade and other current payables	16,616	11,336
Current tax liabilities	44,856	0
Other current non-financial liabilities	4,679	4,118
Argentine Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	0	0
Other Loans	0	0
Trade and other current payables	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Argentine Pesos [Member] | Later than five years [member]
Statement [Line Items]
Other non-current provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	133	0
Other Loans	133	0
Trade and other current payables	16,616	11,336
Current tax liabilities	44,856	0
Other current non-financial liabilities	4,679	4,118
Other non-current provisions	26,060	26,212
Other non-current non-financial liabilities	14	14
Mexican Pesos [Member]
Statement [Line Items]
Total Liabilities, current	48,278	29,398
Other current financial liabilities	0	0
Current lease liabilities	1,391	426
Trade and other current payables	27,889	26,400
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	11,803	190
Current provisions for employee benefits	0	0
Other current non-financial liabilities	7,195	2,382
Total non-current liabilities	8,881	7,672
Other non-current financial liabilities	0	0
Financial Leases	2,377	218
Non-current payables	0
Other non-current provisions	0	0
Deferred tax liabilities	5,662	6,385
Non-current provisions for employee benefits	842	1,069
Other non-current non-financial liabilities	0	0
Mexican Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Financial Leases	2,338	218
Deferred tax liabilities	5,662	6,385
Non-current provisions for employee benefits	826	796
Mexican Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Financial Leases	39	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	273
Mexican Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	337	293
Trade and other current payables	27,714	26,339
Current tax liabilities	11,803	190
Other current non-financial liabilities	7,195	2,382
Mexican Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	1,054	133
Trade and other current payables	175	61
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Mexican Pesos [Member] | Later than five years [member]
Statement [Line Items]
Financial Leases	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	16	0
Mexican Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	1,391	426
Trade and other current payables	27,889	26,400
Current tax liabilities	11,803	190
Other current non-financial liabilities	7,195	2,382
Financial Leases	2,377	218
Deferred tax liabilities	5,662	6,385
Non-current provisions for employee benefits	842	1,069
Other currencies [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Financial Leases	107	141
Other currencies [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Financial Leases	0	30
Other currencies [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	22	37
Trade and other current payables	8,363	7,485
Current tax liabilities	0	24
Other current non-financial liabilities	739	1,319
Other currencies [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	41	111
Trade and other current payables	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Other currencies [Member] | Later than five years [member]
Statement [Line Items]
Financial Leases	0	0
Other currencies [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	63	148
Trade and other current payables	8,363	7,485
Current tax liabilities	0	24
Other current non-financial liabilities	739	1,319
Financial Leases	107	171
Chilean Pesos [Member]
Statement [Line Items]
Total Liabilities, current	359,709	385,270
Other current financial liabilities	0	0
Current lease liabilities	26,944	32,554
Trade and other current payables	268,624	298,908
Accounts payable to related companies	2,347	3,503
Other current provisions	0	0
Current tax liabilities	52,127	39,008
Current provisions for employee benefits	4,593	6,786
Other current non-financial liabilities	5,074	4,511
Total non-current liabilities	78,469	118,155
Other non-current financial liabilities	0	0
Financial Leases	11,334	44,604
Non-current payables	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	67,125	73,540
Other non-current non-financial liabilities	10	11
Chilean Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Financial Leases	10,875	44,604
Non-current provisions for employee benefits	67,125	73,540
Other non-current non-financial liabilities	10	11
Chilean Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Financial Leases	459	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	6,768	8,578
Trade and other current payables	268,624	298,908
Accounts payable to related companies	2,347	3,503
Current tax liabilities	52,015	36,916
Current provisions for employee benefits	4,124	6,079
Other current non-financial liabilities	5,074	4,511
Chilean Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	20,176	23,976
Trade and other current payables	0	0
Accounts payable to related companies	0	0
Current tax liabilities	112	2,092
Current provisions for employee benefits	469	707
Other current non-financial liabilities	0	0
Chilean Pesos [Member] | Later than five years [member]
Statement [Line Items]
Financial Leases	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	26,944	32,554
Trade and other current payables	268,624	298,908
Accounts payable to related companies	2,347	3,503
Current tax liabilities	52,127	39,008
Current provisions for employee benefits	4,593	6,786
Other current non-financial liabilities	5,074	4,511
Financial Leases	11,334	44,604
Non-current provisions for employee benefits	67,125	73,540
Other non-current non-financial liabilities	10	11
U.F. [Member]
Statement [Line Items]
Total Liabilities, current	88,752	92,889
Other current financial liabilities	46,215	43,456
Current lease liabilities	7,750	13,449
Trade and other current payables	34,787	35,984
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Total non-current liabilities	999,933	1,159,385
Other non-current financial liabilities	987,808	1,145,461
Financial Leases	12,125	13,924
Non-current payables	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
U.F. [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	77,968	87,259
Financial Leases	5,004	12,446
Other Loans	77,968	87,259
U.F. [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	257,362	87,819
Financial Leases	4,186	1,185
Other Loans	257,362	87,819
U.F. [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	0
Other Loans	0	0
Current lease liabilities	2,508	4,202
Trade and other current payables	34,787	35,984
U.F. [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	46,215	43,456
Other Loans	46,215	43,456
Current lease liabilities	5,242	9,247
Trade and other current payables	0	0
U.F. [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	652,478	970,383
Financial Leases	2,935	293
Other Loans	652,478	970,383
U.F. [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	46,215	43,456
Other Loans	46,215	43,456
Current lease liabilities	7,750	13,449
Trade and other current payables	34,787	35,984
Other non-current financial liabilities	987,808	1,145,461
Financial Leases	12,125	13,924
Other Loans	$ 987,808	$ 1,145,461